Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Condensed Consolidated Statement of Operations

Impact to the condensed consolidated statement of operations for the three months ended September 30, 2023

	As reported	Adjustment	As restated
Cost of goods sold (exclusive of depreciation and amortization shown below)	$28,950,493	$(8,477,406)	$20,473,087
Depreciation and amortization	$524,461	$(3,172)	$521,289
Sales and marketing	$764,828	$7,830,817	$8,595,645
General and administrative	$3,693,550	$609,303	$4,302,853
Total operating expenses	$33,933,332	$(40,458)	$33,892,874
(Loss) Income from operations	$3,960,834	$40,458	$4,001,292
Interest expense	$(295)	$(10,101)	$(10,396)
Total other income (expense), net	$8,856	$(10,101)	$(1,245)
Net income	$3,969,690	$30,357	$4,000,047

Impact to the condensed consolidated statement of operations for the nine months ended September 30, 2023

	As reported	Adjustment	As restated
Cost of goods sold (exclusive of depreciation and amortization shown below)	$68,204,199	$(18,958,478)	$49,245,721
Depreciation and amortization	$1,446,626	$(15,144)	$1,431,482
Sales and marketing	$1,805,308	$18,008,671	$19,813,979
General and administrative	$8,846,154	$869,904	$9,716,058
Total operating expenses	$80,302,287	$(95,047)	$80,207,240
(Loss) Income from operations	$6,402,733	$95,047	$6,497,780
Interest expense	$(39,838)	$(23,082)	$(62,920)
Total other income (expense), net	$(32,856)	$(23,082)	$(55,938)
Net income	$6,369,877	$71,965	$6,441,842

Schedule of Condensed Consolidated Statement of Changes in Redeemable Noncontrolling Interest

Impact to the condensed consolidated statement of changes in redeemable noncontrolling interests and members’ equity for the three and nine months ended September 30, 2023

	As reported	Adjustment	As restated
Retained earnings
Net income prior to the business combination	$1,602,939	$9,798	1,612,737
Balance, March 31, 2023	$1,556,598	$9,798	$1,566,396
Net income prior to the business combination	$797,249	$31,809	$829,058
Balance, June 30, 2023	$1,992,528	$41,607	$2,034,135
Net income prior to the business combination	$3,969,690	$30,357	$4,000,047
Balance, September 30, 2023	$3,200,342	$71,964	$3,272,306
Total Stockholders’ Equity
Net income prior to the business combination	$1,602,939	$9,798	$1,612,737
Balance, March 31, 2023	$32,712,462	$9,798	$32,722,260
Net income prior to the business combination	$797,249	$31,809	$829,058
Balance, June 30, 2023	$33,259,392	$41,607	$33,189,999
Net income prior to the business combination	$3,969,690	$30,357	$4,000,047
Balance, September 30, 2023	$34,356,206	$71,964	$34,428,170

Schedule of Condensed Consolidated Statement of Cash Flows

Impact to the condensed consolidated statement of cash flows for the nine months ended September 30, 2023

	As reported	Adjustment	As restated
Cash Flows from Operating Activities
Net Income	$6,369,877	$71,965	$6,441,842
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation and amortization	$1,446,626	$(79,906)	$1,366,720
Non-cash operating lease expense	$—	$399,610	$399,610
Non-cash finance lease expense	$—	$64,762	$64,762
Changes in operating assets and liabilities:
Operating lease	$9,721	$(399,611)	$(389,890)
Net cash used in operating activities	$5,609,528	$56,820	$5,666,348
Cash flows from Investing Activities
Purchase of property, plant and equipment	$(907,563)	745,795	$(161,768)
Net cash provided by investing activities	$(907,563)	745,795	$(161,768)
Cash flows from Financing Activities
Issuance of debt	$938,003	$(745,793)	$192,210
Repayments of finance lease	$—	$(56,822)	$(56,822)
Net cash provided by financing activities	$(2,624,251)	$(802,615)	$(3,426,866)
Non-cash transactions
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$653,663	$653,663
Right-of-use assets obtained in exchange for finance lease liabilities	$—	$682,365	$682,365

Schedule of Revenue Recognition	Thus, revenue recognition is in turn matched with the installation equipment costs and expense associated with the completion of each project.
	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Solar systems installations, gross	$24,120,570	$50,904,324	$69,727,470	$115,213,716
Financing fees	(4,890,020)	(14,941,988)	(17,394,944)	(33,726,283)
Solar systems installations, net	19,230,550	35,962,336	52,332,526	81,487,433
Roofing installations	427,355	1,931,830	2,263,807	5,217,587
Total net revenues	$19,657,905	$37,894,166	$54,596,333	$86,705,020

Schedule of Change in Contract Liabilities

The following table summarizes the change in contract liabilities:

	September 30, 2024	December 31, 2023
Contract liabilities, beginning of the period	$5,223,518	$1,149,047
Revenue recognized from amounts included in contract liabilities at the beginning of the period	(5,223,518)	(1,149,047)
Cash received prior to completion of performance obligation	601,681	5,223,518
Contract liabilities, as of the end of the period	$601,681	$5,223,518

Schedule of Computation of the Basic and Diluted Income Per Share of Class A Common Stock

The following table presents the computation of the basic and diluted income per share of Class A Common Stock for the period of March 13, 2024 (the Closing Date) to September 30, 2024:

	Three months ended September 30, 2024	Nine months ended September 30, 2024

Numerator
Net income attributable to Class A common shareholders	$(424,262)	$(2,233,543)
Denominator
Basic and diluted weighted-average shares of Class A common stock outstanding	5,053,942	3,696,721

Net income per share of Class A common stock – basic and diluted	$(0.08)	$(0.60)
The earnings per share presented in the statement of operations is based on the following:
	Year Ended December 31, 2023	Year Ended December 31, 2022
Net (loss) income	$(3,001,194)	$14,334,250
Accretion of temporary equity to redemption value	6,167,983	(3,984,431)
Net income including accretion of temporary equity to redemption value	$3,166,789	$10,349,819
	Year Ended December 31, 2023		Year Ended December 31, 2022
	Redeemable Class A	Non-redeemable Class A and Class B	Redeemable Class A	Non-redeemable Class A and Class B
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income including accretion of temporary equity	$1,140,044	$2,026,745	$8,279,855	$2,069,964
Allocation of accretion of temporary equity to redemption value	(6,167,983)	—	3,984,431	—
Allocation of net (loss) income	$(5,027,939)	$2,026,745	$12,264,286	$2,069,964
Denominator:
Weighted-average shares outstanding	3,821,284	6,900,000	27,600,000	6,900,000
Basic and diluted net (loss) income per share	$(1.32)	$0.29	$0.44	$0.30